Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Municipal Trust
Entity Central Index Key	0000035373
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Fidelity Advisor Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class I
Trading Symbol	FROGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 4,615,397,246
Holdings Count | shares	1,417
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 23.8 General Obligations 22.0 Health Care 20.5 Education 9.8 Special Tax 9.3 State G.O. 6.1 Others(Individually Less Than 5%) 8.5 100.0 AAA 5.6 AA 29.7 A 46.3 BBB 10.2 BB 2.4 B 0.4 CCC,CC,C 0.0 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 14.9 New York 9.0 Pennsylvania 7.7 New Jersey 6.5 Florida 6.3
Fidelity Michigan Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Michigan Municipal Income Fund
Class Name	Fidelity® Michigan Municipal Income Fund
Trading Symbol	FMHTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Michigan Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Michigan Municipal Income Fund	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 466,692,866
Holdings Count | shares	285
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$466,692,866
Number of Holdings	285
Portfolio Turnover	17%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 22.7 General Obligations 22.6 Transportation 13.2 Education 11.5 Housing 9.5 Electric Utilities 6.6 Others(Individually Less Than 5%) 13.9 100.0 AAA 2.9 AA 45.9 A 34.5 BBB 5.9 BB 1.8 Not Rated 7.7 Short-Term Investments and Net Other Assets (Liabilities) 1.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class A
Trading Symbol	FASHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 2,594,296,689
Holdings Count | shares	988
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.0 Transportation 21.7 Health Care 16.7 Housing 7.5 State G.O. 7.3 Electric Utilities 7.0 Others(Individually Less Than 5%) 15.8 100.0 AAA 13.2 AA 39.8 A 38.2 BBB 6.3 BB 0.6 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 New York 11.5 Illinois 8.8 New Jersey 4.6 Florida 4.3
Fidelity Advisor Conservative Income Municipal Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z
Trading Symbol	FMNHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,498,953,331
Holdings Count | shares	540
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,498,953,331
Number of Holdings	540
Portfolio Turnover	73%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 19.2 General Obligations 17.4 Resource Recovery 12.8 Industrial Development 11.6 Transportation 10.1 Health Care 7.8 Electric Utilities 7.8 Housing 6.0 Others(Individually Less Than 5%) 7.3 100.0 AAA 14.2 AA 20.0 A 42.2 BBB 16.4 Not Rated 11.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.8)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Non-state Specific 12.9 Texas 11.3 Florida 8.0 Pennsylvania 7.0 North Dakota 6.2
Fidelity Limited Term Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity® Limited Term Municipal Income Fund
Trading Symbol	FSTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Municipal Income Fund	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,594,296,689
Holdings Count | shares	988
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.0 Transportation 21.7 Health Care 16.7 Housing 7.5 State G.O. 7.3 Electric Utilities 7.0 Others(Individually Less Than 5%) 15.8 100.0 AAA 13.2 AA 39.8 A 38.2 BBB 6.3 BB 0.6 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 New York 11.5 Illinois 8.8 New Jersey 4.6 Florida 4.3
Fidelity Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity® Conservative Income Municipal Bond Fund
Trading Symbol	FMNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Municipal Bond Fund	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,498,953,331
Holdings Count | shares	540
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,498,953,331
Number of Holdings	540
Portfolio Turnover	73%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 19.2 General Obligations 17.4 Resource Recovery 12.8 Industrial Development 11.6 Transportation 10.1 Health Care 7.8 Electric Utilities 7.8 Housing 6.0 Others(Individually Less Than 5%) 7.3 100.0 AAA 14.2 AA 20.0 A 42.2 BBB 16.4 Not Rated 11.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.8)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Non-state Specific 12.9 Texas 11.3 Florida 8.0 Pennsylvania 7.0 North Dakota 6.2
Fidelity Flex Conservative Income Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Conservative Income Municipal Bond Fund
Class Name	Fidelity Flex® Conservative Income Municipal Bond Fund
Trading Symbol	FUEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Conservative Income Municipal Bond Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Municipal Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 179,825,903
Holdings Count | shares	366
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$179,825,903
Number of Holdings	366
Portfolio Turnover	63%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 21.1 General Obligations 19.3 Resource Recovery 11.8 Industrial Development 10.8 Health Care 9.3 Electric Utilities 9.2 Transportation 7.6 Others(Individually Less Than 5%) 10.9 100.0 AAA 13.7 AA 20.4 A 41.1 BBB 16.3 Not Rated 14.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (5.5)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.7 North Dakota 10.5 Non-state Specific 10.5 Pennsylvania 7.9 Florida 6.4
Fidelity Advisor Conservative Income Municipal Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class A
Trading Symbol	FMNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Net Assets	$ 1,498,953,331
Holdings Count | shares	540
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,498,953,331
Number of Holdings	540
Portfolio Turnover	73%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 19.2 General Obligations 17.4 Resource Recovery 12.8 Industrial Development 11.6 Transportation 10.1 Health Care 7.8 Electric Utilities 7.8 Housing 6.0 Others(Individually Less Than 5%) 7.3 100.0 AAA 14.2 AA 20.0 A 42.2 BBB 16.4 Not Rated 11.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.8)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Non-state Specific 12.9 Texas 11.3 Florida 8.0 Pennsylvania 7.0 North Dakota 6.2
Fidelity Minnesota Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Minnesota Municipal Income Fund
Class Name	Fidelity® Minnesota Municipal Income Fund
Trading Symbol	FIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Minnesota Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Minnesota Municipal Income Fund	$ 24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 539,177,396
Holdings Count | shares	355
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$539,177,396
Number of Holdings	355
Portfolio Turnover	32%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.6 Health Care 28.2 Education 10.8 Housing 10.8 Electric Utilities 5.4 Others(Individually Less Than 5%) 8.2 100.0 AAA 14.6 AA 42.7 A 28.3 BBB 10.7 BB 0.6 Not Rated 2.0 Short-Term Investments and Net Other Assets (Liabilities) 1.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity® Municipal Income Fund
Trading Symbol	FHIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income Fund	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 4,615,397,246
Holdings Count | shares	1,417
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 23.8 General Obligations 22.0 Health Care 20.5 Education 9.8 Special Tax 9.3 State G.O. 6.1 Others(Individually Less Than 5%) 8.5 100.0 AAA 5.6 AA 29.7 A 46.3 BBB 10.2 BB 2.4 B 0.4 CCC,CC,C 0.0 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 14.9 New York 9.0 Pennsylvania 7.7 New Jersey 6.5 Florida 6.3
Fidelity Flex Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Municipal Income Fund
Class Name	Fidelity Flex® Municipal Income Fund
Trading Symbol	FUENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Municipal Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 779,750,071
Holdings Count | shares	1,152
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$779,750,071
Number of Holdings	1,152
Portfolio Turnover	7%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 20.6 Transportation 20.6 Health Care 11.1 Education 10.9 Special Tax 10.0 Housing 8.0 Others(Individually Less Than 5%) 18.8 100.0 AAA 7.6 AA 34.7 A 37.7 BBB 9.7 BB 0.8 B 0.2 CCC,CC,C 0.2 Not Rated 3.6 Short-Term Investments and Net Other Assets (Liabilities) 5.5 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 10.7 New York 9.9 Pennsylvania 7.5 California 6.1 New Jersey 5.9
Fidelity Advisor Limited Term Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class I
Trading Symbol	FISHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 2,594,296,689
Holdings Count | shares	988
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.0 Transportation 21.7 Health Care 16.7 Housing 7.5 State G.O. 7.3 Electric Utilities 7.0 Others(Individually Less Than 5%) 15.8 100.0 AAA 13.2 AA 39.8 A 38.2 BBB 6.3 BB 0.6 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 New York 11.5 Illinois 8.8 New Jersey 4.6 Florida 4.3
Fidelity Advisor Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class Z
Trading Symbol	FIWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Net Assets	$ 4,615,397,246
Holdings Count | shares	1,417
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 23.8 General Obligations 22.0 Health Care 20.5 Education 9.8 Special Tax 9.3 State G.O. 6.1 Others(Individually Less Than 5%) 8.5 100.0 AAA 5.6 AA 29.7 A 46.3 BBB 10.2 BB 2.4 B 0.4 CCC,CC,C 0.0 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 14.9 New York 9.0 Pennsylvania 7.7 New Jersey 6.5 Florida 6.3
Fidelity Ohio Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Ohio Municipal Income Fund
Class Name	Fidelity® Ohio Municipal Income Fund
Trading Symbol	FOHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Ohio Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Ohio Municipal Income Fund	$ 24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
Net Assets	$ 489,392,781
Holdings Count | shares	275
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$489,392,781
Number of Holdings	275
Portfolio Turnover	8%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 36.6 Education 20.2 Special Tax 8.4 General Obligations 7.0 Housing 5.0 Others(Individually Less Than 5%) 22.8 100.0 AAA 6.9 AA 34.7 A 35.2 BBB 13.0 BB 0.9 Not Rated 6.9 Short-Term Investments and Net Other Assets (Liabilities) 2.4 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class A
Trading Symbol	FHUGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.77%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%
Net Assets	$ 4,615,397,246
Holdings Count | shares	1,417
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 23.8 General Obligations 22.0 Health Care 20.5 Education 9.8 Special Tax 9.3 State G.O. 6.1 Others(Individually Less Than 5%) 8.5 100.0 AAA 5.6 AA 29.7 A 46.3 BBB 10.2 BB 2.4 B 0.4 CCC,CC,C 0.0 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 14.9 New York 9.0 Pennsylvania 7.7 New Jersey 6.5 Florida 6.3
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class Z
Trading Symbol	FIWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 2,594,296,689
Holdings Count | shares	988
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.0 Transportation 21.7 Health Care 16.7 Housing 7.5 State G.O. 7.3 Electric Utilities 7.0 Others(Individually Less Than 5%) 15.8 100.0 AAA 13.2 AA 39.8 A 38.2 BBB 6.3 BB 0.6 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 New York 11.5 Illinois 8.8 New Jersey 4.6 Florida 4.3
Fidelity Pennsylvania Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Pennsylvania Municipal Income Fund
Class Name	Fidelity® Pennsylvania Municipal Income Fund
Trading Symbol	FPXTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Pennsylvania Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pennsylvania Municipal Income Fund	$ 24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Net Assets	$ 399,407,787
Holdings Count | shares	221
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$399,407,787
Number of Holdings	221
Portfolio Turnover	4%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 26.9 Transportation 19.3 Education 18.9 General Obligations 13.4 Housing 7.2 Others(Individually Less Than 5%) 14.3 100.0 AA 20.3 A 60.2 BBB 6.9 BB 4.8 B 1.0 Not Rated 4.2 Short-Term Investments and Net Other Assets (Liabilities) 2.6 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Fidelity Advisor Limited Term Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class C
Trading Symbol	FCSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 64	1.29%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.29%
Net Assets	$ 2,594,296,689
Holdings Count | shares	988
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.0 Transportation 21.7 Health Care 16.7 Housing 7.5 State G.O. 7.3 Electric Utilities 7.0 Others(Individually Less Than 5%) 15.8 100.0 AAA 13.2 AA 39.8 A 38.2 BBB 6.3 BB 0.6 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 New York 11.5 Illinois 8.8 New Jersey 4.6 Florida 4.3
Fidelity Advisor Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class M
Trading Symbol	FLUVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 4,615,397,246
Holdings Count | shares	1,417
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 23.8 General Obligations 22.0 Health Care 20.5 Education 9.8 Special Tax 9.3 State G.O. 6.1 Others(Individually Less Than 5%) 8.5 100.0 AAA 5.6 AA 29.7 A 46.3 BBB 10.2 BB 2.4 B 0.4 CCC,CC,C 0.0 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 14.9 New York 9.0 Pennsylvania 7.7 New Jersey 6.5 Florida 6.3
Fidelity Advisor Limited Term Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Municipal Income Fund
Class Name	Fidelity Advisor® Limited Term Municipal Income Fund Class M
Trading Symbol	FTSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 2,594,296,689
Holdings Count | shares	988
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 24.0 Transportation 21.7 Health Care 16.7 Housing 7.5 State G.O. 7.3 Electric Utilities 7.0 Others(Individually Less Than 5%) 15.8 100.0 AAA 13.2 AA 39.8 A 38.2 BBB 6.3 BB 0.6 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 0.1 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 15.5 New York 11.5 Illinois 8.8 New Jersey 4.6 Florida 4.3
Fidelity Advisor Conservative Income Municipal Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Conservative Income Municipal Bond Fund
Class Name	Fidelity Advisor® Conservative Income Municipal Bond Fund Class I
Trading Symbol	FMNGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 1,498,953,331
Holdings Count | shares	540
Investment Company Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$1,498,953,331
Number of Holdings	540
Portfolio Turnover	73%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Synthetics 19.2 General Obligations 17.4 Resource Recovery 12.8 Industrial Development 11.6 Transportation 10.1 Health Care 7.8 Electric Utilities 7.8 Housing 6.0 Others(Individually Less Than 5%) 7.3 100.0 AAA 14.2 AA 20.0 A 42.2 BBB 16.4 Not Rated 11.0 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (3.8)%* We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Non-state Specific 12.9 Texas 11.3 Florida 8.0 Pennsylvania 7.0 North Dakota 6.2
Fidelity Advisor Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income Fund
Class Name	Fidelity Advisor® Municipal Income Fund Class C
Trading Symbol	FKISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.51%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%
Net Assets	$ 4,615,397,246
Holdings Count | shares	1,417
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 23.8 General Obligations 22.0 Health Care 20.5 Education 9.8 Special Tax 9.3 State G.O. 6.1 Others(Individually Less Than 5%) 8.5 100.0 AAA 5.6 AA 29.7 A 46.3 BBB 10.2 BB 2.4 B 0.4 CCC,CC,C 0.0 Not Rated 4.6 Short-Term Investments and Net Other Assets (Liabilities) 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Illinois 14.9 New York 9.0 Pennsylvania 7.7 New Jersey 6.5 Florida 6.3